Lease (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease
Leases expires	June 30, 2022
Rent expense	$ 80,000
Leases rate	1.5
Right of use asset - lease, net	$ 61,765	$ 120,777	$ 195,441
Operating lease liability - short-term	63,050	80,258	74,373
Operating lease liability - long-term	0	42,347	$ 122,605
Operating lease liabililty	$ 63,050	$ 122,605